Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 63,492,965	$ 49,391,627
Cash at banks and on hand	43,372,498	44,369,748
Short-term deposits	20,120,467	5,021,879
Cash and cash equivalents	63,492,965	49,391,627
USD - United States dollar [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	62,068,360	46,129,886
GBP - Sterling [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	106,915	792,017
EUR - EURO [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	6,483	148,519
AUD - Australian dollar [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	727,675	1,769,872
ZAR - South African Rand [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	2,322	50,587
TZS - Tanzania Shilling [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 581,210	$ 500,746